Cash and equivalents and marketable securities	12 Months Ended
Dec. 31, 2013
Cash and equivalents and marketable securities
Cash and equivalents and marketable securities

Note 4—Cash and equivalents and marketable securities

Current Assets

        Cash and equivalents and marketable securities and short-term investments consisted of the following:

	December 31, 2013
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,414			2,414	2,414
Time deposits	3,556			3,556	3,538	18
Other short-term investments	9			9		9
Debt securities available-for-sale:
—U.S. government obligations	103	2	(1)	104	—	104
—European government obligations	24	1	—	25	—	25
—Other government obligations	3	—	—	3	—	3
—Corporate	212	4	(1)	215	69	146
Equity securities available-for-sale	154	9	(4)	159	—	159

Total	6,475	16	(6)	6,485	6,021	464

	December 31, 2012
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,784			2,784	2,784
Time deposits	3,993			3,993	3,963	30
Other short-term investments	15			15		15
Debt securities available-for-sale:
—U.S. government obligations	152	8	(1)	159	—	159
—Other government obligations	3	—	—	3	—	3
—Corporate	236	9	—	245	128	117
Equity securities available-for-sale	1,271	12	(1)	1,282	—	1,282

Total	8,454	29	(2)	8,481	6,875	1,606

Non-current assets

        Included in "Other non-current assets" are certain held-to-maturity marketable securities. At December 31, 2013, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $104 million, $17 million and $121 million, respectively. At December 31, 2012, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $97 million, $27 million and $124 million, respectively. These securities are pledged as security for certain outstanding deposit liabilities and the funds received at the respective maturity dates of the securities will only be available to the Company for repayment of these obligations.

Gains, losses and contractual maturities

        Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities totaled $10 million, $3 million and $8 million in 2013, 2012 and 2011, respectively. Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were not significant in 2013, 2012 and 2011. Such gains and losses were included in "Interest and other finance expense".

        In 2013, 2012 and 2011, other-than-temporary impairments recognized on available-for-sale equity securities were not significant.

        At December 31, 2013, 2012 and 2011, gross unrealized losses on available-for-sale securities that have been in a continuous unrealized loss position were not significant and the Company does not intend and does not expect to be required to sell these securities before the recovery of their amortized cost.

        There were no sales of held-to-maturity securities in 2013, 2012 and 2011.

        Contractual maturities of debt securities consisted of the following:

	December 31, 2013
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	162	163	7	7
One to five years	138	143	40	44
Six to ten years	42	41	57	70

Total	342	347	104	121

        At December 31, 2013 and 2012, the Company pledged $97 million and $96 million, respectively, of available-for-sale marketable securities as collateral for issued letters of credit and other security arrangements.